UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 500 Fifth Avenue
         41st Floor
         New York, NY  10110

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Kaufman
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/    Joshua Kaufman     New York, NY/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $364,034 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    37208  3698597 SH       SOLE                  3698597        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    30693  1062053 SH       SOLE                  1062053        0        0
CENVEO INC                     COM              15670S105     2364  1224915 SH       SOLE                  1224915        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    14160  2061190 SH       SOLE                  2061190        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    40320  1189732 SH       SOLE                  1189732        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     2293  1061458 SH  CALL SOLE                  1061458        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    43644   496457 SH       SOLE                   496457        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    61420  1844992 SH       SOLE                  1844992        0        0
NORDION INC                    COM              65563C105     5907   631046 SH       SOLE                   631046        0        0
PENNEY J C INC                 COM              708160106    12016   515500 SH       SOLE                   515500        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829    17198   807788 SH       SOLE                   807788        0        0
VIACOM INC NEW                 CL B             92553P201    10309   219251 SH       SOLE                   219251        0        0
WEB COM GROUP INC              COM              94733A104    35213  1927416 SH       SOLE                  1927416        0        0
WILLIAMS COS INC DEL           COM              969457100    18928   656782 SH       SOLE                   656782        0        0
WPX ENERGY INC                 COM              98212B103    32361  2000081 SH       SOLE                  2000081        0        0